UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05010

THE HUNTINGTON FUNDS

(Exact name of registrant as specified in charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of principal executive offices) (Zip code)

Michelle Forgach, Esq.

The Huntington National Bank

41 South High Street

Columbus, OH 43287

(Name and address of agent for service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester

1666 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: 1-800-253-0412

Date of fiscal year end: October 31

Date of reporting period: October 31, 2011

Item 1. Reports to Stockholders.

Annual

Shareholder

Report

Huntington World Income Fund

OCTOBER 31, 2011

CLASS A SHARES

TRUST SHARES

World Income Fund

Management’s Discussion of Fund Performance

Portfolio Manager:

Chip Hendon, MBA, Senior Portfolio Manager

Huntington Asset Advisors, Inc.

For the fiscal period ended October 31, 2011, the Huntington World Income Fund’s Trust Shares and Class A Shares produced total returns (not including the deduction of applicable sales charges) of -7.17% and -7.27%, respectively, based on net asset value. This performance was less than the total return of 2.59% for the Fund’s primary benchmark, the Bank of America Merrill Lynch Global Broad Market Index1. However, since the World Income Fund has both equity and fixed income exposure in its portfolio and the primary benchmark does not reflect investments in equity securities, the Fund’s performance is also compared to the World Income Indices Blend1. This is a custom blended index reflecting the performance of two benchmarks, the MSCI AC World Index1 (“MSCI ACWI” ), which focuses on international equities and the Bank of America Merrill Lynch Global Broad Market Index, which incorporates international bonds. This custom blended index produced a return of -4.68% for the same period.

The Fund is managed using our top-down style and portfolio construction techniques which are aimed at producing a high level of income and low volatility through the use of high dividend-paying domestic and foreign stocks, and preferred stocks. Foreign and domestic debt option hedges are also utilized to mitigate the potential for loss and smooth out performance.

The Fund commenced operations in May 2011, during which time the Fund faced significant market volatility. From its outset, the Fund has focused on income and has been fully invested. The Fund focuses on investments in Master Limited Partnerships, Canadian Royalty Trusts, preferred stocks and foreign and domestic bonds. Unfortunately, during the reporting period, each one of these asset classes struggled due to fears concerning potential sovereign debt defaults, the domestic economy not recovering as anticipated, decreasing interest rates, the dollar rallying, and decreased confidence in the world’s financial systems. The third quarter of 2011 was especially difficult as all of these factors were intensified by the threat of the Greek default and speculation regarding the extent to which the European Central Bank would back Greece. However, the month of October turned out to be one of the strongest months on record for the markets and the Fund with returns of 7.54% for the Trust Shares and 7.52% for the A Shares.

1	The Bank of America Merrill Lynch Global Broad Market Index tracks the performance of investment grade debt publicly issued in the major domestic and eurobond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities. The World Income Fund Indices Blend is a custom blended index comprised of the following two indices with their noted respective weightings: MSCI ACWI (50%) and Bank of America Merrill Lynch Global Broad Market Index (50%). MSCI ACWI is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 45 country indices comprising 24 developed and 21 emerging market country indices. This custom blended index and its respective weightings are reflective of the Fund’s sector diversification. Indices are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.

Annual Shareholder Report

World Income Fund (Continued)

Total Returns For The Period Ended October 31, 2011
	Trust Shares	Class A Shares	Class A Shares, with load	Bank of America Merrill Lynch Global Broad Market Index+	World Income Indices Blend+
Since Inception (5/2/11)	-7.17%	-7.27%	-11.68%	2.59%	-4.68%

Expense Ratios[1]
Total Annual Fund Operating Expenses	1.34%	1.59%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-253-0412. For after-tax returns call 1-800-253-0412. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund Shares. Mutual Funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns, at load, include the maximum 4.75% sales charge for the Class A Shares.

Distributed by Unified Financial Securities, Inc., 2960 North Meridian Street, Suite 300, Indianapolis, IN 46208. (Member FINRA)

*	Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales load of 4.75% ($10,000 investment minus $475 sales load = $9,525)

+	The Bank of America Merrill Lynch Global Broad Market Index and World Income Fund Indices Blend are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The indices are unmanaged and, unlike the Fund, are not affected by cash-flows. It is not possible to invest directly in an index.

1	The expense ratios are from the Fund’s prospectus dated May 2, 2011. Additional information pertaining to the Fund’s expense ratios as of October 31, 2011 can be found in the financial highlights.

Annual Shareholder Report

Huntington World Income Fund	October 31, 2011

Portfolio of Investments Summary Table	(unaudited)

Asset Allocation	Percentage of Market Value
Common Stocks	63.4%
Preferred Stocks	12.3%
Foreign Government Bonds	9.9%
Corporate Bonds	8.9%
Exchange-Traded Funds	2.1%
Cash[1]	2.0%
Closed-End Fund	1.4%
Total	100.0%

1 Investments in an affiliated money market fund.

Portfolio holdings and allocations are subject to change. As of October 31, 2011, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth below in the Portfolio of Investments which are computed using the Fund’s total net assets.

The Portfolio of Investments Summary Table and the Portfolio of Investments are broken down by sectors, and these sectors do not represent industry categories for purposes of identifying “industry concentration” as described in the Investment Company Act of 1940, as amended.

Portfolio of Investments

Shares		Value

Common Stocks — 59.3%
Australia — 1.2%
Financials — 1.2%
10,000	National Australia Bank Ltd.	$270,826
Bermuda — 1.2%
Energy — 1.2%
8,000	Seadrill Ltd. (a)	265,040
Brazil — 1.4%
Utilities — 1.4%
12,000	CPFL Energia SA ADR	311,880
Canada — 9.8%
Energy — 6.8%
5,000	Crescent Point Energy Corp.	213,555
12,000	Enerplus Corp.	334,560
16,000	Freehold Royalties Ltd.	299,709
25,000	Pengrowth Energy Corp.	261,250
50,000	Perpetual Energy, Inc.	82,271
38,000	Provident Energy Ltd.	344,280
		1,535,625
Financials — 1.5%
5,500	Bank of Montreal	325,435
Telecommunication Services — 1.5%
6,000	BCE, Inc. ADR	237,660
2,600	BCE, Inc.	103,066
		340,726
		2,201,786

Shares		Value

Common Stocks — (Continued)
France — 2.1%
Energy — 0.9%
4,000	Total SA ADR (a)	$209,200
Telecommunication Services — 1.2%
15,000	France Telecom SA ADR	269,700
		478,900
Greece — 1.3%
Industrials — 1.3%
17,000	Navios Maritime Partners LP	284,410
Israel — 1.7%
Industrials — 0.9%
1,000	Delek Group Ltd.	198,593
Telecommunication Services — 0.8%
8,500	Cellcom Israel Ltd.	187,340
		385,933
Marshall Islands — 0.9%
Energy — 0.9%
8,000	Teekay Corp. (a)	206,080
New Zealand — 1.1%
Telecommunication Services — 1.1%
25,000	Telecom Corp. of New Zealand Ltd. ADR	256,000
Spain — 1.1%
Telecommunication Services — 1.1%
12,000	Telefonica SA ADR	256,440

(See notes which are an integral part of the Financial Statements)

Annual Shareholder Report

Huntington World Income Fund	(Continued)

Shares		Value

Common Stocks — (Continued)
Switzerland — 1.1%
Energy — 1.1%
4,100	Transocean Ltd.	$234,315
United Kingdom — 2.1%
Energy — 1.3%
14,000	Scottish & Southern Energy PLC	300,867
Health Care — 0.8%
4,000	GlaxoSmithKline PLC ADR (a)	179,160
		480,027
United States — 34.3%
Consumer Staples — 2.5%
4,300	Philip Morris International, Inc. (a)	300,441
14,700	Vector Group Ltd.	258,279
		558,720
Energy — 13.2%
2,800	BP Prudhoe Bay Royalty Trust	301,000
20,000	Crosstex Energy LP (a)	319,600
25,000	Eagle Rock Energy Partners LP	250,250
7,000	Energy Transfer Partners LP	327,040
3,000	Kinder Morgan Energy Partners LP (a)	227,970
8,500	Linn Energy LLC	329,120
13,000	Natural Resource Partners LP	384,800
7,000	Penn Virginia Resource Partners LP	184,590
3,500	Plains All American Pipeline LP	230,895
7,000	Regency Energy Partners LP	162,260
8,000	Vanguard Natural Resources LLC	232,560
		2,950,085
Financials — 3.3%
20,000	Ares Capital Corp.	309,400
20,000	New York Community Bancorp, Inc.	266,200
7,500	Solar Capital Ltd.	166,500
		742,100
Health Care — 3.4%
9,000	Eli Lilly & Co. (a)	334,440
21,000	PDL BioPharma, Inc.	127,470
15,000	Pfizer, Inc.	288,900
		750,810
Industrials — 1.7%
12,000	SeaCube Container Leasing Ltd.	166,800
8,000	TAL International Group, Inc.	222,640
		389,440
Materials — 1.2%
9,000	Southern Copper Corp.	276,120
Real Estate Investment Trusts — 4.0%
9,000	Annaly Capital Management, Inc.	151,650
60,000	Chimera Investment Corp.	180,600

Principal Amount or Shares		Value

Common Stocks — (Continued)
United States — (Continued)
Real Estate Investment Trusts — (Continued)
7,000	Hatteras Financial Corp.	$179,900
14,000	Invesco Mortgage Capital, Inc.	220,920
17,000	Medical Properties Trust, Inc.	171,700
		904,770
Telecommunication Services — 4.6%
6,600	AT&T, Inc.	193,446
10,000	CenturyLink, Inc.	352,600
27,000	Frontier Communications Corp.	169,020
26,000	Windstream Corp.	316,420
		1,031,486
Utilities — 0.4%
2,100	AmeriGas Partners LP	93,912
		7,697,443
Total Common Stocks (Cost $14,186,557)		13,329,080
Preferred Stocks — 11.5%
Germany — 0.8%
Financials — 0.8%
7,000	Allianz SE, 8.375%	183,312
United States — 10.7%
Financials — 5.8%
9,000	BB&T Capital Trust V, 8.950%	237,060
13,000	FPC Capital I, Series A, 7.100%	334,880
10,000	JPMorgan Chase Capital XXVI, 8.000%	256,800
5,000	M&T Capital Trust IV, 8.500%	129,250
15,000	Merrill Lynch & Co. Capital Trust V, Series F, 7.280%	354,150
		1,312,140
Real Estate Investment Trusts — 2.0%
9,000	Kimco Realty Corp., Series G, 7.750%	230,760
8,000	Vornado Realty LP, 7.875%	214,080
		444,840
Telecommunication Services — 2.9%
10,000	NextEra Energy Capital Holdings, Inc., Series F, 8.750%	288,900
14,000	Qwest Corp, 7.500%	356,160
		645,060
		2,402,040
Total Preferred Stocks (Cost $2,608,430)		2,585,352
Foreign Government Bonds — 9.3%
Hungary — 1.1%
28,000,000	Hungary Government Bond, Series 14/C, 5.500%, 2/12/14 (b)	122,893

(See notes which are an integral part of the Financial Statements)

Annual Shareholder Report

Huntington World Income Fund	(Continued)

Principal Amount		Value

Foreign Government Bonds — (Continued)
Hungary — (Continued)
26,880,000	Hungary Government Bond, Series 13/D, 6.750%, 2/12/13 (b)	$121,634
		244,527
Indonesia — 1.6%
1,700,000,000	Indonesia Government Bond, Series FR55, 7.375%, 9/15/16 (b)	205,839
1,300,000,000	Indonesia Treasury Bill, Series SP22, 0.000%, 11/10/11 (b) (c)	146,589
		352,428
Israel — 0.9%
700,000	Israel Government Bond , Series 816, 4.250%, 8/31/16 (b)	199,024
Mexico — 2.0%
23,500	Mexican Bonos, Series M, 7.000%, 6/19/14 (b)	186,451
33,500	Mexican Bonos, Series MI10, 8.000%, 12/19/13 (b)	268,714
		455,165
Poland — 1.9%
560,000	Poland Government Bond, Series 416, 5.000%, 4/25/16 (b)	175,957
530,000	Poland Government Bond, Series 414, 5.750%, 4/25/14 (b)	170,747
279,000	Poland Government Bond, Series 415, 5.500%, 4/25/15 (b)	89,491
		436,195
South Africa — 0.4%
620,000	South Africa Government Bond, Series R201, 8.750%, 12/21/14 (b)	83,724
Turkey — 1.4%
394,000	Turkey Government Bond, 8.000%, 1/29/14 (b)	216,315
186,000	Turkey Government Bond, 0.000%, 11/16/11 (b) (c)	104,700
		321,015
Total Foreign Government Bonds (Cost $2,301,041)		2,092,078
Corporate Bonds — 8.3%
Australia — 3.6%
Financials — 3.6%
500,000	Goldman Sachs Group, Inc., 7.750%, 11/23/16 (b)	509,689
2,340,000	Toyota Finance Australia, EMTN, 6.900%, 12/21/11 (b)	294,930
		804,619

Principal Amount or Shares		Value

Corporate Bonds — (Continued)
Germany — 0.8%
Financials — 0.8%
320,000	KFW, EMTN, 9.250%, 10/22/12 (b)	$190,416
Multi-Nationals — 2.0%
Financials — 2.0%
860,000,000	European Bank for Reconstruction & Development, GMTN, 7.200%, 6/8/16 (d)	103,831
207,000	European Investment Bank, EMTN, 17.000%, 1/18/12 (e)	118,446
375,000	International Bank for Reconstruction & Development, GMTN, 8.750%, 6/15/12 (f)	220,380
		442,657
United States — 1.9%
Financials — 0.9%
255,000	General Electric Capital Corp., EMTN, 5.000%, 2/28/14	209,406
Real Estate Investment Trusts — 1.0%
200,000	Developers Diversified Realty Corp., 7.500%, 4/1/17	216,450
		425,856
Total Corporate Bonds (Cost $1,990,565)		1,863,548
Exchange-Traded Funds — 2.0%
6,500	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	85,670
2,000	iShares iBoxx $ High Yield Corporate Bond Fund	178,560
6,500	PowerShares Emerging Markets Sovereign Debt Portfolio	178,295
Total Exchange-Traded Funds (Cost $458,848)		442,525
Closed-End Fund — 1.3%
18,000	Gabelli Global Gold Natural Resources & Income Trust	291,960
Total Closed-End Fund (Cost $298,948)		291,960
Cash Equivalents — 1.9%
416,133	Huntington Money Market Fund, Interfund Shares, 0.010% (g) (h)	416,133
Total Cash Equivalents (Cost $416,133)		416,133
Total Investments (Cost $22,260,522) — 93.6%		21,020,676
Other Assets in Excess of Liabilities — 6.4%		1,438,820
Net Assets — 100.0%		$22,459,496

(See notes which are an integral part of the Financial Statements)

Annual Shareholder Report

Huntington World Income Fund	(Continued)

(a)	All or a portion of the security is held as collateral for options.

(b)	Foreign-denominated security. Principal amount is reported in applicable country’s currency.

(c)	Zero coupon capital appreciation bonds.

(d)	Foreign-denominated security. Principal amount is reported in Indonesian Rupiah.

(e)	Foreign-denominated security. Principal amount is reported in Turkish Lira.

(f)	Foreign-denominated security. Principal amount is reported in Brazilian Real.

(g)	Investment in affiliate.

(h)	Rate disclosed is the seven day yield as of October 31, 2011.

ADR — American Depositary Receipt

EMTN — Euro Medium Term Note

GMTN — Global Medium Term Note

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Company

(See notes which are an integral part of the Financial Statements)

Annual Shareholder Report

Statement of Assets and Liabilities

October 31, 2011

Assets:
Investments, at cost	$22,260,522
Investments, at value	$20,604,543
Investments in affiliated securities, at value	416,133
Total investments	21,020,676
Foreign currencies, at value (Cost $1,761)	1,772
Income receivable	138,002
Receivable for investments sold	566,221
Receivable for shares sold	1,353,127
Prepaid expenses and other assets	39,565
Total assets	23,119,363
Liabilities:
Options written, at value (premium received $55,194)	41,325
Payable for investments purchased	569,769
Payable for shares redeemed	1,108
Accrued expenses and other payables
Investment advisor fees	8,669
Administration fees	3,159
Custodian fees	1,322
Fund accounting fees	36
Distribution service fee	752
Shareholder services fee	4,334
Transfer agent fees	3,958
Trustees’ fees	562
Other	24,873
Total liabilities	659,867
Net Assets	$22,459,496

Net Assets Consist of:
Paid in capital	$24,089,270
Net unrealized depreciation of investments, options and translation of assets and liabilities in foreign currency	(1,230,753)
Accumulated net realized loss on investments, options and foreign currency transactions	(515,769)
Accumulated net investment income	116,748
Total Net Assets	$22,459,496

Net Assets:
Trust Shares	$18,760,080
Class A Shares	$3,699,416
Shares Outstanding: (unlimited number of shares authorized, no par value):
Trust Shares	2,081,125
Class A Shares	410,439
Net Asset Value, Redemption Price and Offering Price Per Share:
Trust Shares	$9.01
Class A Shares	$9.01
Offering Price Per Share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$9.46
Maximum Sales Charge:
Class A Shares	4.75%

(See notes which are an integral part of the Financial Statements)

Annual Shareholder Report

Statement of Operations

For the Fiscal Period Ended October 31, 2011(1)

Investment Income:
Dividend income	$668,966
Dividend income from affiliated securities	67
Interest income	78,357
Foreign dividend taxes withheld	(20,489)
Total investment income	726,901
Expenses:
Investment advisor fees	43,892
Administration fees	15,994
Custodian fees	22,596
Transfer and dividend disbursing agent fees and expenses	21,543
Trustees’ fees	1,188
Professional fees	21,093
Fund accounting fees	1,800
Distribution services fee—Class A Shares	3,255
Shareholder services fee—Trust Shares	18,691
Shareholder services fee—Class A Shares	3,255
Share registration costs	4,184
Offering costs	1,676
Printing and postage	6,063
Compliance service fees	222
Other	2,046
Total expenses	167,498
Net Investment income	559,403
Net Realized/Unrealized Gain (Loss) on Investments, Options and Foreign Currency Transactions:
Net realized loss on investment transactions	(676,976)
Net realized gain on written options	116,275
Net realized gain on foreign currency transactions	9,215
Net realized loss on investments, options and translation of assets and liabilities in foreign currency transactions	(551,486)
Net change in unrealized depreciation of investments, options and translation of assets and liabilities in foreign currency	(1,230,753)
Net realized and unrealized loss on investments options and foreign currency transactions	(1,782,239)
Change in net assets resulting from operations	$(1,222,836)

(1)	For the period May 2, 2011 (commencement of operations) to October 31, 2011.

(See notes which are an integral part of the Financial Statements)

Annual Shareholder Report

Statement of Changes in Net Assets

Fiscal Period Ended October 31, 2011(1)
Increase (Decrease) in Net Assets:
Operations—
Net investment income	$559,403
Net realized loss on investments, options and foreign currency transactions	(551,486)
Net change in unrealized depreciation of investments and foreign currency transactions	(1,230,753)
Net decrease in net assets resulting from operations	(1,222,836)
Distributions to Shareholders—
From net investment income:
Trust Shares	(462,906)
Class A Shares	(82,430)
Change in net assets resulting from distributions to shareholders	(545,336)
Change in net assets resulting from capital transactions	24,227,668
Change in net assets	22,459,496
Net Assets
Beginning of period	—
End of period	$22,459,496

Accumulated net investment income included in net assets at end of period	$116,748
Capital Transactions:
Trust Shares
Shares Sold	$21,501,416
Dividends reinvested	308,992
Shares redeemed	(1,513,802)
Total Trust Shares	20,296,606
Class A Shares
Shares Sold	4,341,716
Dividends reinvested	53,808
Shares redeemed	(464,462)
Total Class A Shares	3,931,062
Net change resulting from capital transactions	$24,227,668
Share Transactions:
Trust Shares
Shares Sold	2,222,188
Dividends reinvested	33,447
Shares redeemed	(174,510)
Total Trust Shares	2,081,125
Class A Shares
Shares Sold	458,068
Dividends reinvested	5,876
Shares redeemed	(53,505)
Total Class A Shares	410,439
Net change resulting from share transactions	2,491,564

(1)	For the period May 2, 2011 (commencement of operations) to October 31, 2011.

(See notes which are an integral part of the Financial Statements)

Annual Shareholder Report

Financial Highlights

Huntington World Income Fund

(For a share outstanding throughout each period)

	Net Asset Value, beginning of period	Net investment income	Net realized and unrealized loss on investments	Total from investment operations	Distributions from net investment income	Total distributions
Trust Shares
2011(3)	$10.00	0.29	(1.00)	(0.71)	(0.28)	(0.28)
Class A Shares
2011(3)	$10.00	0.26	(0.98)	(0.72)	(0.27)	(0.27)
(1)	Based on net asset value, which does not reflect a sales charge or contingent deferred sales charge, if applicable.
(2)	Portfolio Turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(3)	For the period May 2, 2011 (commencement of operations) to October 31, 2011.
(4)	Not annualized.
(5)	Computed on an annualized basis.

(See notes which are an integral part of the Financial Statements)

Annual Shareholder Report

Net Asset Value, end of period	Total return(1)		Net Assets, at end of period (000 omitted)	Ratio of Expenses to Average Net Assets		Ratio of Net Investment Income to Average Net Assets		Portfolio turnover rate(2)

$9.01	(7.17	)%(4)	$18,760	1.79	%(5)	6.38	%(5)	59.84	%(4)

$9.01	(7.27	)%(4)	$3,699	2.04	%(5)	6.13	%(5)	59.84	%(4)

Annual Shareholder Report

Notes to Financial Statements

October 31, 2011

(1)	Organization

The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At October 31, 2011, the Trust operated 38 separate series, or mutual funds, each with its own investment objective and strategy. The prospectus provides a description of each fund’s investment objectives, policies and strategies along with information on the classes of shares currently being offered. This report contains financial statements and financial highlights of the Huntington World Income Fund (the “Fund” or “World Income Fund”), which commenced operations on May 2, 2011. The Fund offers Trust and Class A shares. Each class of shares has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Fund will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A has a maximum sales charge on purchases of 4.75% as a percentage of the original purchase price.

Under the Trust’s organizational documents, its officers and Board of Trustees (“Trustees”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A.	Investment Valuations

The Trust calculates the NAV for the Fund valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In computing the NAV of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities, exchange-traded funds and closed-end funds) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued using the closing price based on quote data from the six major U.S. options exchanges on which such options are traded.

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.

Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Sub-Administrator may request that the Trust’s Pricing Committee make its own fair value determination.

Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by the Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.

Annual Shareholder Report

Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when the Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.

In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.

There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets.
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Pursuant to the valuation procedures noted previously, equity securities (including foreign equity securities) are generally recognized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities). Option securities are generally recognized as Level 1 securities in the fair value hierarchy. Debt securities are generally recognized as Level 2 securities in the fair value hierarchy. Mutual funds, exchange traded funds and cash equivalents are generally recognized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 securities).

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2011, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for the Fund:

	LEVEL 1—Quoted Prices		LEVEL 2—Other Significant Observable Inputs		Total
Fund Name	Securities	Other Financial Investments*	Securities	Other Financial Investments*	Securities	Other Financial Investments*
World Income Fund
Common Stocks	$13,329,080	$—	$—	$—	$13,329,080	$—
Preferred Stocks	2,585,352	—	—	—	2,585,352	—
Foreign Government Bonds	—	—	2,092,078	—	2,092,078	—
Corporate Bonds	—	—	1,863,548	—	1,863,548	—
Exchange-Traded Funds	442,525	—	—	—	442,525	—
Closed-End Funds	291,960	—	—	—	291,960	—
Cash Equivalents	416,133	—	—	—	416,133	—
Written Options	—	(41,325)	—	—	—	(41,325)

Total	$17,065,050	$(41,325)	$3,955,626	$—	$21,020,676	$(41,325)

*	Other Financial Instruments are derivatives instruments not reflected on the Portfolio of Investments, such as written option contracts.

Annual Shareholder Report

Notes to Financial Statements (Continued)

For the period ended October 31, 2011, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value. The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between all levels as of October 31, 2011.

B.	When-Issued and Delayed Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

C.	Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency transactions.

D.	Derivative Instruments

The Fund may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. The Fund may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposure related to each instrument type.

Foreign Exchange Contracts—The Fund may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At October 31, 2011 the Fund did not have any forward foreign exchange contracts outstanding.

Written Options Contracts—The Fund may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes the Fund to equity price risk.

The following is a summary of World Income Fund’s written option activity for the fiscal period ended October 31, 2011:

Contracts	Number of Contracts	Premium
Outstanding at 05/02/2011(a)	—	$—
Options written	4,529	303,111
Options closed	(2,129)	(157,239)
Options expired	(1,475)	(71,451)
Options exercised	(328)	(19,227)
Outstanding at 10/31/2011	597	$55,194

(a)	Commencement of operations.

At October 31, 2011, World Income Fund had the following outstanding written option contracts:

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation/ (Depreciation)
Crosstex Energy LP	Call	November 2011	$17.50	194	$4,850	$17,847
Eli Lilly & Co.	Call	November 2011	39	90	270	5,400
GlaxoSmithKline PLC	Call	November 2011	45	40	2,200	870

Annual Shareholder Report

Contract	Type	Expiration Date	Exercise Price	Number of Contracts	Fair Value	Unrealized Appreciation/ (Depreciation)
Kinder Morgan Energy Partners LP	Call	November 2011	$77.50	30	$2,070	$300
Philip Morris International, Inc.	Call	November 2011	67.50	43	13,975	(8,428)
Seadrill Ltd.	Call	November 2011	35	80	2,160	1,360
Teekay Corp.	Call	November 2011	25	80	13,600	(3,840)
Total SA	Call	November 2011	55	40	2,200	360
NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$13,869

The following tables provide a summary of the fair value of derivative instruments, not accounted for as hedging instruments as of October 31, 2011, and the effect of derivative instruments on the Statement of Operations for the period ended October 31, 2011.

The Fair Value of Derivative Instruments as of October 31, 2011:

	Asset Derivatives	Liability Derivatives
Primary Risk Exposure	Statements of Assets and Liabilities Location	Statements of Assets and Liabilities Location	Fair Value
Option Contracts		Options Written, at value	$41,325

The effect of Derivative Instruments on the Statements of Operations for the fiscal period ended October 31, 2011:

Derivatives not accounted for as hedging instruments under Statement 133	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Option Contracts	Net realized gain on option transactions/Net change in unrealized appreciation/(depreciation) of investments and options	$116,274	$13,869

The notional value of the written options contracts outstanding at October 31, 2011 and the month-end average notional amount for the fiscal period ended October 31, 2011 are detailed in the table below:

Portfolio	Average Month-End Notional Amount	October 31, 2011 Notional Amount
World Income Fund	$2,437,067	$2,083,550

Derivative positions open during the period and at period end are reflected for the Fund in the tables above. The volume of these positions relative to the Fund’s net assets at the close of the reporting period is generally higher than the volume of such positions at the beginning of the reporting period. The Fund values derivative instruments at fair value and recognize changes in fair value currently in the results on operations.

E.	Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Fund will not incur any registration costs upon such resale. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value price as determined by the Trust’s Pricing Committee. At October 31, 2011, the Fund did not hold restricted securities.

F.	Security Transactions and Related Income

During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

G.	Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid monthly for the Fund. Dividends are declared separately for each class. No class has preferential rights; differences in per share dividend rates are generally due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually. The amount of

Annual Shareholder Report

Notes to Financial Statements (Continued)

dividends from net investment income and net realized gains are determined in accordance with the federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. foreign currency gain/loss, paydowns, distributions and income received from pass through investments, and net investment loss adjustments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Temporary differences are primarily due to market discounts, capital loss carryforwards and losses deferred due to wash sales, straddles, and return of capital from investments.

The Fund may own shares of real estate investments trusts (“REITs”) which report information on the source of their distributions annually. Distributions received from investments in REITs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the individual REIT.

The Fund may invest in Master Limited Partnerships (“MLPs”), which generally are treated as partnerships for Federal income tax purposes. As a limited partner in the

MLPs, the Fund includes its allocable share of the MLPs’ taxable income in computing its own taxable income.

H.	Allocation of Expenses, Income, and Gains and Losses

Expenses directly attributable to the Fund are charged to the Fund. Expenses specific to a class are charged to that class. Expenses not directly attributable to the Fund are allocated proportionally among various funds or all funds within the Trust in relation to the net assets of each fund or on another reasonable basis. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

I.	Federal Income Taxes

It is the policy of the Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Withholding taxes on foreign interest, dividends and capital gains with respect to the Fund have been provided for in accordance with each applicable country’s tax rules and rates.

As of October 31, 2011, the cost of securities and the breakdown of unrealized appreciation (depreciation) for the Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)*
World Income Fund	$22,128,165	$231,729	$(1,384,887)	$(1,153,158)

*	The differences between the book-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discount, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.

The tax character of distributions paid during the fiscal period ended October 31, 2011, was as follows:

	Distributions Paid From*
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Tax Return of Capital	Total Distributions Paid
World Income Fund	$545,336	$—	$545,336	$—	$—	$545,336

*	The tax character of distributions paid may differ from the character of distributions shown on the statements of changes in net assets due to short-term capital gains being treated as ordinary income for tax purposes.

As of October 31, 2011, the components of accumulated earnings (deficit) were as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
World Income Fund	$—	$—	$—	$—	$—	$(476,185)	$(1,153,158)	$(1,629,343)

*	The differences between the book-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investment trusts.

As of October 31, 2011, for federal income tax purposes, the Fund had $473,855 capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations.

Capital losses generated during the fiscal year ending October 31, 2011 will be subject to the provisions of the Regulated Investment Company Modernization Act of 2010. Effective for taxable years beginning after the enactment date of the Act, if capital losses are not reduced by capital gains

Annual Shareholder Report

during the fiscal year, the losses will be carried forward with no expiration and with the short-term or long-term character of the loss retained.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal. Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

J.	New Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective control for Repurchase Agreements” (“ASU 2011-03”). The objective of ASU 2011-03 is to improve the accounting for repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. Under previous guidance, whether or not to account for a transaction as a sale was based on, in part, if the entity maintained effective control over the transferred financial assets. ASU 2011-03 removes the transferor’s ability criterion from the effective control assessment. This guidance is effective prospectively for interim and annual reporting periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements has not been determined.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

(3)	Investment Advisory Fee and Other Transactions with Affiliates

Investment Advisory Fee—Huntington Asset Advisors, Inc. (the “Advisor”), a subsidiary of The Huntington National Bank (“Huntington”), serves as the Fund’s investment advisor. The Fund pays the Advisor a fee for its services of 0.50% of its average daily net assets, computed daily and paid monthly.

Huntington and the Advisor may also pay out of their reasonable profits and other resources (including those of their affiliates) advertising, marketing, and other expenses for the benefit of the Fund.

Administrative Fees—Huntington is the Administrator to the Trust, and Huntington Asset Services, Inc. (“HASI”), an

affiliate of Huntington, is the Sub-Administrator. As Administrator, Huntington provides the Fund with certain administrative services. As Sub-Administrator, HASI provides the Fund with certain administrative personnel, and generally assists with the provision of administrative services necessary to operate the Fund. The Administrator pays the Sub-Administrator a fee for the services it provides to the Trust. Huntington also provides portfolio accounting services to the Fund. Huntington has sub-contracted certain fund accounting services to HASI. HASI is paid directly by Huntington, not the Fund, for these services. The fees paid for administrative and sub-administrative services are based on the level of average net assets of the Fund for the period, subject to minimum fees in certain circumstances.

Maximum Administrative Fee	Average Daily Net Assets of the Trust
0.1822%	On the first $4 billion
0.1650%	On the next $2 billion
0.1575%	On the next $2 billion
0.1450%	On assets in excess of $8 billion

There is no minimum annual fee per fund or class of shares.

Distribution and Shareholder Services Fees—The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the terms of the Plan, the Fund will compensate qualified intermediaries for distribution services in connection with Class A Shares at 0.25% of the daily net assets of the Fund’s Class A Shares. Trust Shares are not subject to Rule 12b-1 fees. Class A Shares and Trust Shares are also subject to a shareholder services fee at 0.25% of the daily net assets of such shares. For the period ended October 31, 2011, Huntington and its affiliates received $21,946 in shareholder service fees. For the period ended October 31, 2011, Unified Financial Securities, Inc., the Fund’s distributor, received underwriter commissions of $13,150 earned on sales of Class A Shares. For the period ended October 31, 2011, the Fund paid $5,731 to affiliated broker-dealers of the Fund.

Transfer and Dividend Disbursing Agent Fees and Expense—HASI is the transfer and dividend disbursing agent for the Fund. For its services, HASI receives a yearly fixed amount per shareholder account, subject to a yearly minimum fee of $12,000 for the Fund. HASI is also entitled to receive additional amounts that may be activity or time-based charges, plus reimbursement for out-of-pocket expenses.

Custodian Fees—Huntington serves as custodian for the Fund. Brown Brothers Harriman serves as sub-custodian for the Fund’s foreign assets. Huntington and Brown Brothers Harriman receive fees based on the level of the Fund’s average daily net assets for the period, plus out-of-pocket expenses.

Compliance Services—The Trust has contracted with Huntington to provide a Chief Compliance Officer to the Trust, for which it pays Huntington $131,250 annually.

General—Certain officers of the Trust are Officers, Directors and/or Trustees of the above companies. Trustees and

Annual Shareholder Report

Notes to Financial Statements (Continued)

Officers affiliated with the Advisor are not compensated by the Trust for their services. Each Trustee who is not an “interested person” of the Trust, as such term is defined in the 1940 Act, receives a $25,000 annual retainer plus $2,500 per regular Board meeting. The Independent Chairman of the Board receives a $40,000 annual retainer plus $3,000 per Board meeting. The Board or a Committee may establish ad hoc committees or sub-committees. Any Committee or sub-committee member may be compensated by the Trust for incremental work outside of the regular meeting process based on the value added to the Trust. In addition, the Trust reimburses Trustees who are not employees of or affiliated with the Advisor for out-of-pocket expenses incurred in conjunction with attendance at meetings. During the period January 1, 2011 through October 31, 2011, actual Trustee compensation was $231,354 in aggregate from the Trust.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in a certain affiliated money market fund which is managed by the Advisor. Income distributions earned from investments in this fund are recorded as income from affiliates in the accompanying financial statements. A summary of the Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

Fund	05/02/2011(a) Market Value	Purchases	Sales	10/31/11 Market Value	Income
World Income Fund	$—	$24,747,318	$(24,331,185)	$416,133	$67

(a)	Commencement of operations.

(4)	Investment Transactions

Purchases and sales of investments, excluding short-term securities and U.S. government securities, for the period ended October 31, 2011, were as follows:

Fund	Purchases	Sales
World Income Fund	$31,695,768	$10,068,441

The Fund made no purchases or sales of long-term U.S. government securities for the period ended October 31, 2011.

(5)	Foreign Investment Risk

Compared with investing in the United States, investing in foreign markets involves a greater degree and variety of risk. Investors in international or foreign markets may face delayed settlements, currency controls and adverse economic developments as well as higher overall transaction costs. In addition, fluctuations in the U.S. dollar’s value versus other currencies may erode or reverse gains from investments denominated in foreign currencies or widen losses. Foreign governments may expropriate assets, imposed capital or currency controls, impose punitive taxes, impose limits on ownership or nationalize a company or industry. Any of these actions could have severe effect on security prices and impair the Fund’s ability to bring its capital or income back to the U.S. Exchange rate fluctuations also may impair an issuer’s ability to repay U.S. dollar denominated debt, thereby increasing credit risk of such debt. Finally, the value of foreign securities may be affected by incomplete, less frequent or inaccurate financial information about their issuers, social upheavals or political actions ranging from tax code changes to government collapse. Foreign companies may also receive less coverage than U.S. companies by market analysts, and financial reporting standards or regulatory requirements may not be comparable to those applicable to U.S. companies.

(6)	Other Tax Information (unaudited)

For the period ended October 31, 2011, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2011 Form 1099-DIV.

For the period ended October 31, 2011, the Fund paid qualified dividend income of 72%.

The Fund designated 1% of ordinary dividends paid as qualified interest income distribution.

For the taxable year ended October 31, 2011, 79% of ordinary income dividends paid by the Fund qualifies for the dividends received deduction available to corporations.

Annual Shareholder Report

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of The Huntington World Income Fund:

We have audited the accompanying statement of assets and liabilities of the Huntington World Income Fund (the Fund), including the portfolios of investments, as of October 31, 2011, and the related statement of operations, statement of changes in net assets and the financial highlights for the period indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2011, by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Huntington World Income Fund at October 31, 2011, the results of its operations, changes in its net assets and the financial highlights for the period indicated therein, in conformity with U.S. generally accepted accounting principles.

Columbus, Ohio

December 22, 2011

Annual Shareholder Report

Board of Trustees and Trust Officers (Unaudited)

The following tables give information about the Independent Trustees (Trustees who are not “interested persons” of the Trust, as defined in the 1940 Act), Interested Trustees (Trustees who are “interested persons” of the Trust, as defined in the 1940 Act) and the senior officers of the Trust. Each Trustee oversees all portfolios of the Trust and serves for an indefinite term (subject to mandatory retirement provisions). Unless otherwise noted, the business address of each person listed below is c/o The Huntington Funds, 2960 North Meridian Street, Suite 300, Attention: Huntington Trust Officer, Indianapolis, IN 46208. Unless otherwise noted, each officer is elected annually. The Huntington Funds consists of 38 portfolios. Each Trustee serves as Trustee for all portfolios of The Huntington Funds. The Funds’ Statement of Additional Information includes additional information about The Huntington Funds’ Trustees and is available, without charge and upon request, by calling 1-800-253-0412.

Interested Trustees’ Background

Name Age Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Previous Position(s) and Other Directorships Held
B. Randolph Bateman* Age: 62 TRUSTEE Began Serving: February 2008

Principal Occupations: President and Chief Investment Officer, Huntington Asset Advisors, Inc. (May 2001 to present); Chief Investment Officer, The Huntington National Bank (October 2000 to present).

Previous Positions: Senior Vice President, Star Bank (June 1988 to October 2000).

Other Directorships Held: Board Member, The Huntington Strategy Shares.

Thomas J. Westerfield** Age: 56 TRUSTEE Began serving: January 2001

Principal Occupation: Of Counsel, Dinsmore & Shohl LLP (law firm) (August 2005 to present).

Previous Position: Of Counsel, Cors & Bassett LLC (law firm) (1993 – 2005).

Other Directorships Held: Board Member, The Huntington Strategy Shares.

*	B. Randolph Bateman has been deemed an Interested Trustee due to the positions he holds with The Huntington National Bank and its affiliates.
**	Thomas J. Westerfield may be deemed an Interested Trustee due to the position he holds with Dinsmore & Shohl LLP, which has provided legal services to Huntington.

Independent Trustees’ Background

Name Age Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Previous Position(s) and Other Directorships Held
David S. Schoedinger* Age: 69 CHAIRMAN OF THE BOARD and TRUSTEE Began serving: May 1990

Principal Occupation: Chairman of the Board and Funeral Director, Schoedinger Funeral Service (1965 to present); CEO, Schoedinger Financial Services, Inc. (1987 to present).

Other Directorships Held: Board Member, The Huntington Strategy Shares.

Tadd C. Seitz Age: 70 TRUSTEE Began serving: June 2006

Principal Occupation: Retired (July 1996-present); Board advisor and private investor (July 1996-present).

Previous Positions: Chairman and Chief Executive Officer, The Scotts-Miracle Gro Company (June 1983-June 1996); Chief Operating Officer The Scotts Company (1982-1983); General Manager W. Atlee Burpee Company (1980-1982).

Other Directorships Held: Board Member, The Huntington Strategy Shares; West Point Products, Shade Tree Systems and Cold Jet (both private companies) and Chairman of Central Benefits, a mutual insurance company.

Mark D. Shary Age: 51 TRUSTEE Began serving: June 2006

Principal Occupations: Private investor (2007 to present).

Previous Position: Chief Executive Officer and President, BestTransport.com, Inc. (2003 to 2007); President, Bostech Corporation (2000 to 2002).

Other Directorships Held: Board Member, The Huntington Strategy Shares.

Annual Shareholder Report

Name Age Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Previous Position(s) and Other Directorships Held
William H. Zimmer, III Age: 58 TRUSTEE Began Serving: December 2006

Principal Occupation: Consultant, WHZIII, LLC (March 2009 to present).

Previous Positions: Assistant Treasurer, Dana Holding Corp. (September 2006 to February 2009) (manufacturing); Vice President and Manager, Global Treasury Management, National City Bank (January 2004 to March 2006); Vice President, Treasury Management Operations, Provident Bank (June 2003 to January 2004); Financial Consultant (April 2001 to June 2003).

Other Directorships Held: Board Member, The Huntington Strategy Shares.

*	David S. Schoedinger became Chairman of the Funds on April 30, 2003.

Officers

Name Age Positions Held with Trust Date Service Began	Principal Occupation(s) and Previous Positions
B. Randolph Bateman Age: 62 PRESIDENT Began Serving: September 2005

Principal Occupations: President and Chief Investment Officer, Huntington Asset Advisors, Inc. (May 2001 to present); Chief Investment Officer, The Huntington National Bank (October 2000 to present).

Previous Positions: Senior Vice President, Star Bank (June 1988 to October 2000).

R. Jeffrey Young Age: 47 CHIEF EXECUTIVE OFFICER Began Serving: February 2010

Principal Occupations: Senior Vice President, HASI (formerly, Unified Fund Services, Inc.) (January 2010 to present); Chairman of the Board, Valued Advisers Trust (June 2010 to present); Chief Executive Officer and President, Valued Advisers Trust (January 2010 to present); President and Chief Executive Officer, Dreman Contrarian Funds (March 2011 to present); Chief Executive Officer, The Huntington Strategy Shares (November 2010 to present).

Previous Positions: Independent Chair, Valued Advisers Trust (August 2008 - January 2010); Managing Director, Chief Operating Officer, WealthStone (2007 to 2009); Senior Vice President, Operations, BISYS Fund Services (2006 to 2007); Senior Vice President/Vice President, Client Services, BISYS Fund Services (1994 to 2006).

Matthew J. Miller Age: 35 VICE PRESIDENT Began Serving: February 2010

Principal Occupations: Vice President, Relationship Management, HASI (formerly, Unified Fund Services, Inc.) (2008 to present).

Previous Position: Vice President, Transfer Agency Operations, HASI (formerly, Unified Fund Services, Inc.) (2002 to 2008).

David R. Carson Age: 53 CHIEF COMPLIANCE OFFICER and ANTI-MONEY LAUNDERING OFFICER Began Serving: September 2005

Principal Occupations: Chief Compliance Officer and Anti-Money Laundering Officer of the Huntington Funds (September 2005 to present).

Previous Positions: Treasurer and Assistant Treasurer of The Huntington Funds, Huntington Asset Advisors, Inc. (February 2002 to February 2005); Vice President and Private Financial Capital Group Marketing Manager, The Huntington National Bank (June 2001 to September 2005); Trust Officer, Firstar Bank (October 1982 to February 2001).

Robert W. Silva Age: 45 TREASURER Began Serving: November 2010

Principal Occupation: Senior Vice President, Financial Administration, HASI; Treasurer, Dreman Contrarian Funds (March 2011 – present). Chief Financial Officer and Treasurer, Unified Series Trust (June 2011 to present), Chief Financial Officer and Treasurer, The Huntington Strategy Shares (November 2010 to present).

Previous Positions: Senior Vice President, Citi Fund Services Ohio, Inc., (September 2007 to September 2010); Assistant Vice President, Citizens Advisers, Inc., (May 2002 to August 2007).

John C. Swhear Age: 51 SECRETARY Began Serving: April 2010

Principal Occupations: Chief Compliance Officer of Valued Advisers Trust (August 2008 to present); Acting Chief Executive Officer, Dreman Contrarian Funds (February 2008 to March 2010); Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor (May 2007 to present); Vice President of Legal, Compliance & Risk for HASI (formerly, Unified Fund Services, Inc.) (April 2007 to present); Vice President, Dreman Contrarian Funds (September 2007 to March 2010); Senior Vice President, Unified Series Trust (May 2007 to present).

Previous Positions: Employed in various positions with American United Life Insurance Company from June 1983 to April 2007, including: Chief Counsel, OneAmerica Securities Inc. (February 2007 to April 2007); Associate General Counsel (April 2003 to April 2007); Investment Adviser Chief Compliance Officer (June 2004 to April 2007); Chief Compliance Officer of OneAmerica Funds, Inc. (June 2004 to April 2007). President, Dreman Contrarian Funds (March 2010 to March 2011).

Annual Shareholder Report

Investment Contract Review Disclosure (Unaudited)

BOARD OF TRUSTEES’ CONSIDERATION OF INVESTMENT ADVISORY AGREEMENT FOR THE HUNTINGTON WORLD INCOME FUND (the “Fund”)

At a meeting held on February 10, 2011, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the “Advisory Agreement”) between Huntington Asset Advisors, Inc. (the “Advisor”) and the Fund. Pursuant to the Advisory Agreement between the Advisor and the Fund, the Advisor provides advisory services to the Fund.

During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving the Advisory Agreement, the Board, including a majority of the independent Trustees, considered many factors, the most material of which were: (1) the nature, extent and quality of the services to be provided to the Fund by the Advisor in relation to the advisory fee; (2) whether the Advisor will realize economies of scale in providing services to the Fund and if these economies will be shared with the Fund; and (3) a comparison of the fees of comparable funds. Performance, costs of services and profitability were not considered as the Fund had not commenced operations.

Nature, Extent and Quality of Services in Relation to the Advisory Fee—In considering the nature, extent and quality of the services to be provided by the Advisor, the Board reviewed information relating to the Advisor’s operations and personnel. Among other things, the Advisor provided descriptions of its organizational and management structure, biographical information about its supervisory and portfolio management staff, and financial information. The Trustees also took into account the financial condition of the Advisor with respect to its ability to provide the services required under the Advisory Agreement. The Board was very familiar with the services to be provided by the Advisor as the Advisor serves as such for the other funds in The Huntington Funds complex. The Board determined that the nature, extent and quality of the services to be provided by the Advisor, in relation to the Advisory fee, were acceptable.

Economies of Scale in Providing Services to the Fund and Whether These Economies Will be Shared With the Fund—The Board also considered the effect of the Fund’s size on its fees. The Board considered the fees under the Advisory Agreement and possible economies of scale that may be realized as the assets of the Fund grow. The Board also noted that if the Fund’s assets increase over time, the Advisor may realize economies of scale. The Board concluded that, as a new fund, the Fund would likely not be large enough to realize economies of scale. In addition, the Board also noted that the administration fee charged to the Fund included fee breakpoints, which allowed the Fund to realize economies of scale as the assets of the Fund increase over time.

Comparison of the Fees and Total Expenses of Comparable Funds—With respect to the Fund’s fee, the Board considered comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board noted that the proposed fee and total expenses appeared to be in line with the comparisons.

Other Considerations—The Board also requests and receives substantial and detailed information about the other funds in The Huntington Complex on a regular basis. The Advisor provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the Board’s formal review of other advisory arrangements. The Board may also receive information in between regular meetings relating to particular matters as the need arises. The Board’s evaluation of the advisory relationship also included reports covering such matters as: the Advisor’s investment philosophy, personnel, and processes; operating strategies; the other Huntington Funds’ short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitive funds and/or other benchmarks, as appropriate) and comments on reasons for performance. The Board also considers reports concerning the other Huntington Funds’ expenses (including the advisory fee itself and the overall expense structure of the other Huntington Funds, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the other Huntington Funds’ portfolio securities; the nature and extent of the advisory and other services provided to the other Huntington Funds by the Advisor and its affiliates; compliance and audit reports concerning

Annual Shareholder Report

the other Huntington Funds (including communications from regulatory agencies), as well as the Advisor’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the other Huntington Funds and/or the Advisor are responding to them. In the course of their deliberations regarding the Advisory Agreement, the Board also evaluated, among other things, the Advisor’s ability to supervise the Fund’s other service providers and their compliance programs.

The Board based its decision to approve the Advisory Agreement on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. The Board did not consider any one of the factors identified above to be determinative.

Annual Shareholder Report

Supplemental Information (Unaudited)

Shareholder Expense Examples

Fund Expenses—As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees, distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 2, 2011 to October 31, 2011.

Actual Expenses—The “Actual” lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes—The “Hypothetical” lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios for each class of shares and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value May 2, 2011	Ending Account Value, October 31, 2011	Expenses Paid During Period	Annualized Expense Ratio
Trust Shares	Actual (1)	$1,000.00	$928.30	$8.87	1.79%
	Hypothetical (2)	$1,000.00	$1,016.18	$9.10	1.79%
Class A Shares	Actual (1)	$1,000.00	$927.30	$10.59	2.04%
	Hypothetical (2)	$1,000.00	$1,014.92	$10.36	2.04%

(1)	Expenses are equal to the annualized expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the partial year period).
(2)	Hypothetical assumes 5% annual return before expenses. The hypothetical example is calculated based on a six month period from May 1, 2011 to October 31, 2011. Accordingly, expenses are equal to the annualized expense ratio multiplied by the average account value over the six month period, multiplied by 184/365 (to reflect the partial year period).

Annual Shareholder Report

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A copy of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios, as well as a record of how the Funds voted any such proxies during the most recent 12-month period ended June 30, is available without charge and upon request by calling 1-800-253-0412 or at www.huntingtonfunds.com. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file with the SEC a complete schedule of their portfolio holdings, as of the close of the first and third quarters of their fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (call 1-202-551-8090 for information on the operation of the Public Reference Room.) You may also access this information at www.huntingtonfunds.com by selecting “Form N-Q”.

The Huntington National Bank, a subsidiary of Huntington Bancshares, Inc., is the Administrator and Custodian of The Huntington Funds. Huntington Asset Services, Inc. serves as the Sub-Administrator and Sub-Fund Accountant and is affiliated with the Huntington National Bank. Additionally, Brown Brothers Harriman & Co. is the Sub-Custodian of certain of the Funds. Huntington Asset Advisors, Inc., a subsidiary of the Huntington National Bank, serves as Investment Advisor to the Funds. Unified Financial Securities, Inc. serves as the Distributor of The Huntington Funds and is affiliated with the Huntington National Bank.

Mutual funds, including money market funds, are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus which contains facts concerning the Funds’ objectives and policies, management fees, expenses and other information.

Cusip 44632P108	Cusip 44632P207

Huntington Funds Shareholder Services: 1-800-253-0412

Item 2. Code of Ethics.

(a) As of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer.

(b) Not applicable.

(c) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its Principal Executive Officer and Principal Financial Officer: there have been no amendments to a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

(d) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its Principal Executive Officer and Principal Financial Officer: there have been no waivers granted from a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

(e) Not applicable.

(f) The registrant has included a copy of the code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer. This code of ethics is included as an Exhibit on this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is William H. Zimmer III, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2011: $16,000

Fiscal year ended 2010: N/A

(b) Audit-Related Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2011: $0

Fiscal year ended 2010: N/A

(c) Tax Fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2011: $5,000

Fiscal year ended 2010: N/A

Fees for 2011 and 2010 related to the review of the registrant’s tax returns. Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d) All other fees billed to the registrant by its principal accountants for the two most recent fiscal years:

Fiscal year ended 2011: $0

Fiscal year ended 2010: N/A

(e)(1) Audit and Non-Audit Services Pre-Approval Policies and Procedures

I.	Purpose

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees of The Huntington Funds (the “Fund”) is responsible for the appointment, compensation and oversight of the work of the Fund’s independent auditor. As part of this responsibility, the Audit Committee is required to grant approval for audit and non-audit services performed by the independent auditor for the Fund in order assure that they do not impair the auditor’s independence from the Fund. In addition, the Audit Committee also must pre-approve its independent auditor’s engagement for non-audit services with the Fund’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and/or financial reporting of the Fund.

To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that the Fund’s independent auditor may not provide to the Fund, as well as the Audit Committee’s administration of the engagement of the independent auditor. Under these rules, the SEC has provided that a permissible approval of audit and non-audit services can take the form of either (i) a general pre-approval, or (ii) a specific pre-approval (where a specific type of service is authorized, generally subject to a fee maximum). General pre-approvals are authorized by SEC rules only subject to detailed policies and procedures. Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Accordingly, the Audit Committee has adopted these Audit and Non-Audit Services Pre-Approval Policies and Procedures, which set forth the procedures and the conditions pursuant to which services for the Fund may be performed by the independent auditor under pre-approvals.

II.	General Pre-Approval Policies

It is the policy of the Audit Committee that audit and non-audit services to be performed by the Fund’s independent auditor be pre-approved only when in the best interests of the Fund’s shareholders and fully consistent with applicable law and, particularly, the maintenance of the auditor’s independence. In granting any pre-approval, consideration shall be given to:

1. the qualifications of the auditor to perform the services involved;

2. the proposed costs (which may be presented as an estimate or based on professional time charges subject to a ceiling) of the services and the reasonableness thereof;

3. the permissibility of the services under applicable rules and guidance of the SEC;

4. the effect, if any, of the performance of the proposed services on the auditor’s independence;

5. the effect of the compensation for the proposed services on the auditor’s independence; and

6. the effect, if any, of the proposed services on the Fund’s ability to manage or control risk or to improve audit quality.

In accordance with SEC rules, non-audit services performed by the Fund’s independent auditor may not include the following:

1. Bookkeeping or other services related to the accounting records or financial statements of the audit client;

2. Financial information systems design and implementation;

3. Appraisal or valuation services, fairness opinions or contribution-in-kind reports;

4. Actuarial services;

5. Internal audit outsourcing services;

6. Management functions or human resources;

7. Broker-dealer, investment adviser or investment banking services; and

8. Legal services and expert services unrelated to the audit.

III.	Procedures for Pre-Approval by the Audit Committee

1. Requests for pre-approval shall be in writing and may be made by either the independent auditors or by management of the Fund.

2. All requests for pre-approval shall be made to the full Audit Committee at regularly scheduled meetings thereof (or at a special meeting of the Audit Committee set to coincide with regular meetings of the Fund’s Board of Trustees) whenever practicable.

3. Under normal circumstances, requests for pre-approval should be presented at least 7 days prior (and in no event later than 48 hours prior) to the proposed commencement of the engagement.

4. If consideration of a request for pre-approval on the dates identified in Section III (2) would not be timely, the requesting party shall notify the Chairman of the Audit Committee. The Chairman of the Audit Committee shall then determine whether to schedule a special meeting of the Audit Committee (which may be conducted telephonically) on an alternative date or whether the request may appropriately be presented to a delegate of the Audit Committee under procedures set forth in Section IV below.

5. Requests for pre-approval may include, but are not limited to, the following services:

a. audit engagement, particularly for interim periods;

b. tax compliance, tax planning, and tax advice;

c. review and consents with respect to use of reports in post-effective amendments to the registration statements of the Fund;

d. review of IRS shareholder materials;

e. review and validation of fund procedures (e.g., valuation, interfund lending, etc.), and

f. market research and strategic insights.

6. Requests for pre-approval should identify the nature of the services to be provided in a manner sufficiently specific to allow evaluation of the considerations identified above in Section II.

In accordance with PCAOB Rule 3524, requests for pre-approval of permissible tax services by the independent auditor must have the following items described in writing for the audit committee:

a. the scope of the proposed tax service,

b. the fee structure for the engagement,

c. any side letters, amendments to the engagement letter or any other agreements, whether oral, written, or otherwise, relating to the service between the audit firm and the Funds, and

d. any compensation arrangements or other agreements between the audit firm and any third party with respect to promoting, marketing, or recommending a transaction covered by the proposed tax service.

The audit firm should discuss with the Audit Committee, the potential effect of the proposed tax service(s) on the audit firm’s independence.

7. Requests for pre-approval must include an assessment by the independent auditor of its independence should the request be granted and the proposed services rendered.

8. The Audit Committee’s action on a request for pre-approval shall be recorded in the Audit Committee’s minutes.

9. The Audit Committee’s action on a request for pre-approval shall be communicated in writing to the independent auditor and, under normal circumstances, a copy of this communication shall be provided to the Fund’s management.

10. The Audit Committee’s action on a request for pre-approval shall be reported to the full Board of Trustees.

11. Pre-approvals will be granted for a period of no more than one year.

IV.	Procedures for Pre-Approval by a Delegate of the Audit Committee

1. Where it has been determined by the Chairman of the Audit Committee that consideration of a request for pre-approval by the full Audit Committee would not be timely, the Chairman may determine that the request be presented to a member(s) of the Audit Committee appointed by the Audit Committee as its delegate (the “Delegate”) for this purpose. (As of the date of the adoption of these guidelines and procedures, the Chairman of the Audit Committee has been so appointed, and such appointment may be revoked or modified by the Audit Committee at any time.)

2. Requests for pre-approval shall be in writing and may be made by either the independent auditors or by management of the Fund.

3. Under normal circumstances, requests for pre-approval should be presented at least 7 days prior (and in no event later than 48 hours prior) to the proposed commencement of the engagement.

4. Requests for pre-approval may include, but are not limited to, the following services:

a. audit engagement, particularly for interim periods;

b. tax compliance, tax planning, and tax advice;

c. review and consents with respect to use of reports in post-effective amendments to the registration statements of the Fund;

d. review of IRS shareholder materials;

e. review and validation of fund procedures (e.g., valuation, interfund lending, etc.); and

f. market research and strategic insights.

5. Requests for pre-approval should identify the nature of the services to be provided in a manner sufficiently specific to allow evaluation of the considerations identified above in Section II.

6. Requests for pre-approval must include an assessment by the independent auditor of its independence should the request be granted and the proposed services rendered.

7. The Delegate’s action on a request for pre-approval shall be communicated in writing to the independent auditor, with a copy to each other member of the Audit Committee and, under normal circumstances, to the Fund’s management.

8. Pre-approvals by the Delegate shall be reviewed by the Audit Committee at a meeting held no later than the next scheduled meeting of the Board of Trustees or the Audit Committee, whichever occurs sooner. An earlier review shall be conducted upon the written request of one or more Audit Committee members addressed to the Chairman of the Audit Committee.

9. Pre-approvals by the Delegate may be modified or revoked by the Audit Committee, but will not absolve the Fund of its responsibility to compensate the independent auditor for services rendered prior to such modification or revocation.

10. The results of the Audit Committee’s review of the Delegate’s action on a request for pre-approval shall be recorded in the Audit Committee’s minutes and reported to the full Board of Trustees.

11. Pre-approvals will be granted by the Delegate for a period of no more than one year.

V.	Procedures for Monitoring Engagements Authorized Under Pre-Approval Procedures

The independent auditor shall inform the Audit Committee in writing upon the commencement of services rendered under a pre-approval. The independent auditor shall thereafter provide the Audit Committee with written quarterly progress reports within one month of the close of each calendar quarter detailing the work done and fees and other charges incurred during said calendar quarter. Should fees and expenses exceed those specified in a pre-approval (or appear likely to do so prior to completion of the work), the independent auditor or management shall so apprise the Audit Committee and an additional express approval or pre-approval must be obtained.

VI.	Amendment

These Policies and Procedures may be amended or revoked at any time by the Audit Committee and shall be reviewed at least annually in conjunction with review of the Audit Committee Charter.

Adopted May 4, 2006 and revised February 14, 2007 and October 23, 2007

(e)(2) Percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (C)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4(b) Fiscal year ended 2011- 0%

Fiscal year ended 2010- N/A

Percentage of services provided to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrant’s audit committee pursuant to paragraph (C)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f) Not applicable.

(g) The aggregate non-audit fees billed by Ernst and Young for the Funds and certain entities (including the adviser (excluding sub-adviser) and any entity controlling, controlled by or under common control with the advisor that provides ongoing services to the registrant (Funds)), totaled $206,036 and $162,695 in 2011 and 2010, respectively, which includes the Fund’s tax fees above in Section I and tax fees for Huntington’s Trust Department related to settlement funds where Huntington National Bank is the executor.

(h) The registrant’s Audit Committee has considered whether the provision of nonaudit services that were rendered to registrant’s investment adviser (not including any sub adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provide ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Huntington Funds

By (Signature and Title)*	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer and Principal Executive Officer

Date_12/20/2011 ________________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer and Principal Executive Officer

Date_12/20/2011__ ________________________________

By (Signature and Title)*	/s/ Robert Silva_
Robert Silva, Treasurer and Principal Financial Officer

Date_12/20/2011_ ________________________________